Changes in equity and earnings per share (Tables)	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during the six-month
period ended 30 June 2025:

Issued capital
Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
At the end of the current period	2 019	1 736

Of which:
Ordinary shares	1 797
Restricted shares	222

	Treasury shares		Result on the use of treasury shares
Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	43.8	(3 886)	(5 406)
Changes during the period	22.8	(1 138)	(579)
At the end of the current period	66.6	(5 024)	(5 985)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2025	(38 670)	490	(1 020)	(39 201)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	2 694	-	-	2 694
Cash flow hedges	-	(255)	-	(255)
Other comprehensive income/(loss)	2 694	(255)	-	2 439
As per 30 June 2025	(35 976)	235	(1 020)	(36 762)
The gain in translation reserves is primarily related to the appreciation of the closing rates of the Mexican peso, the Colombian peso, the Peruvian sol, the Brazilian real and the South African rand, which resulted in a net foreign exchange translation adjustment of 2 694m US dollar as of 30 June 2025 (increase of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post- employment benefits	Total OCI Reserves

As per 1 January 2024	(30 180)	181	(1 155)	(31 155)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(4 558)	-	-	(4 558)
Cash flow hedges	-	326	-	326
Other comprehensive income/(loss)	(4 558)	326	-	(4 232)
As per 30 June 2024	(34 738)	507	(1 155)	(35 387)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for the
six-month
period ended 30 June 2025 is based on the profit attributable to equity holders of AB InBev of 3 824m US dollar (30 June 2024: 2 564m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2025	2024

Issued ordinary and restricted shares at 1 January, net of treasury shares	1 975	1 984
Effect of stock lending	27	30
Effect of delivery of treasury shares and share buyback programs	(13)	(9)
Weighted average number of ordinary and restricted shares at 30 June	1 989	2 005
The calculation of diluted earnings per share for the
six-month
period ended 30 June 2025 is based on the profit attributable to equity holders of AB InBev of 3 824m US dollar (30 June 2024: 2 564m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2025	2024

Weighted average number of ordinary and restricted shares at 30 June	1 989	2 005
Effect of share options, PSUs and restricted stock units	37	38
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2 026	2 043

The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. Underlying EPS is a non-IFRS
measure. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:

For the six-month period ended 30 June
Million US dollar	2025	2024

Profit attributable to equity holders of AB InBev	3 824	2 564
Net impact of exceptional items on profit (refer to Note 7)	(305)	675
Profit before exceptional items, attributable to equity holders of AB InBev	3 519	3 239
Hyperinflation impacts	37	81
Underlying profit	3 556	3 320

Summary of Calculation of EPS
The table below sets out the EPS calculation:

For the six-month period ended 30 June
Million US dollar	2025	2024

Profit attributable to equity holders of AB InBev	3 824	2 564
Weighted average number of ordinary and restricted shares	1 989	2 005
Basic EPS	1.92	1.28

Profit attributable to equity holders of AB InBev	3 824	2 564
Weighted average number of ordinary and restricted shares (diluted)	2 026	2 043
Diluted EPS	1.89	1.25

Underlying profit	3 556	3 320
Weighted average number of ordinary and restricted shares	1 989	2 005
Underlying EPS	1.79	1.66